Quarterly Holdings Report
for
Fidelity® Growth Company Fund
August 31, 2024
GCF-NPRT3-1024
1.805820.120
Common Stocks - 97.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	737	31
Entertainment - 1.1%
Netflix, Inc. (a)	938,267	658,054
Roblox Corp. Class A (a)	588,496	25,888
Roku, Inc. Class A (a)	295,917	20,054
The Walt Disney Co.	102,409	9,256
		713,252
Interactive Media & Services - 9.3%
Alphabet, Inc.:
Class A	16,015,096	2,616,546
Class C	8,917,941	1,472,441
Epic Games, Inc. (a)(b)(c)	51,800	31,080
Meta Platforms, Inc. Class A	3,381,547	1,762,834
Pinterest, Inc. Class A (a)	618,590	19,820
Reddit, Inc.:
Class A	157,450	9,452
Class B (a)	523,502	31,426
Snap, Inc. Class A (a)	8,573,014	80,072
		6,023,671
Media - 0.0%
Comcast Corp. Class A	135,603	5,366
The Trade Desk, Inc. Class A (a)	53,691	5,612
		10,978
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	1,277,546	253,874
TOTAL COMMUNICATION SERVICES		7,001,806
CONSUMER DISCRETIONARY - 15.4%
Automobiles - 1.0%
Neutron Holdings, Inc. (a)(b)(c)	1,546,251	58
Rad Power Bikes, Inc. (a)(b)(c)	1,182,568	248
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	985,838	1,291
Rivian Automotive, Inc. Class A (a)(d)	6,468,658	91,402
Tesla, Inc. (a)	2,688,770	575,693
		668,692
Broadline Retail - 6.6%
Amazon.com, Inc. (a)	22,795,909	4,069,070
Etsy, Inc. (a)	81,071	4,466
Ollie's Bargain Outlet Holdings, Inc. (a)	2,361,038	211,455
Ozon Holdings PLC ADR (a)(c)(d)	20,942	586
		4,285,577
Diversified Consumer Services - 0.0%
Duolingo, Inc. Class A (a)	43,957	9,344
Hotels, Restaurants & Leisure - 1.0%
Airbnb, Inc. Class A (a)	250,014	29,329
Booking Holdings, Inc.	61,970	242,255
Cava Group, Inc. (a)	25,406	2,897
Chipotle Mexican Grill, Inc. (a)	2,115,058	118,612
Expedia Group, Inc. Class A (a)	140,105	19,487
MakeMyTrip Ltd. (a)(d)	521,576	50,160
Marriott International, Inc. Class A	336,759	79,034
McDonald's Corp.	2,743	792
Penn Entertainment, Inc. (a)	1,141,393	21,253
Shake Shack, Inc. Class A (a)	62,655	6,229
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	53,749	0
Stage 2 rights (a)(c)	53,749	0
Stage 3 rights (a)(c)	53,749	0
Stage 4 rights (a)(c)	53,749	0
Stage 5:
rights (a)(c)	53,749	0
rights (a)(c)	53,748	0
Starbucks Corp.	391,774	37,050
Sweetgreen, Inc. Class A (a)	885,644	27,995
Viking Holdings Ltd.	273,053	9,161
Wingstop, Inc.	20,817	8,038
Zomato Ltd. (a)	9,483,800	28,341
		680,633
Household Durables - 0.6%
Garmin Ltd.	583,214	106,897
Lennar Corp. Class A	934,063	170,056
Purple Innovation, Inc. Class A (a)(d)	859,819	1,032
SharkNinja, Inc.	582,365	55,802
Toll Brothers, Inc.	150,843	21,732
		355,519
Specialty Retail - 2.4%
CarMax, Inc. (a)	601,926	50,893
Carvana Co. Class A (a)	788,554	118,772
Dick's Sporting Goods, Inc.	482,133	114,246
Fanatics, Inc. Class A (a)(b)(c)	730,532	50,334
Five Below, Inc. (a)	69,233	5,222
Floor & Decor Holdings, Inc. Class A (a)	248,902	27,987
Foot Locker, Inc.	287,451	8,951
Lowe's Companies, Inc.	440,729	109,521
Revolve Group, Inc. (a)(d)	1,818,661	41,684
RH (a)	55,452	14,068
Ross Stores, Inc.	195,558	29,453
The Home Depot, Inc.	1,107,022	407,938
TJX Companies, Inc.	3,673,122	430,747
Wayfair LLC Class A (a)	3,790,762	161,297
		1,571,113
Textiles, Apparel & Luxury Goods - 3.8%
adidas AG	217,660	55,820
Birkenstock Holding PLC (d)	357,849	17,857
Canada Goose Holdings, Inc. (a)(d)	1,541,991	18,033
Crocs, Inc. (a)	196,623	28,740
Deckers Outdoor Corp. (a)	765,582	734,415
Figs, Inc. Class A (a)(d)	385,841	2,381
Li Ning Co. Ltd.	3,054,157	5,742
lululemon athletica, Inc. (a)	3,112,422	807,580
NIKE, Inc. Class B	830,659	69,211
On Holding AG (a)(d)	4,864,265	228,523
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,453,074	441,907
Tory Burch LLC Class B (a)(b)(c)(e)	1,275,684	48,297
		2,458,506
TOTAL CONSUMER DISCRETIONARY		10,029,384
CONSUMER STAPLES - 2.7%
Beverages - 1.0%
Celsius Holdings, Inc. (a)	71,097	2,704
Constellation Brands, Inc. Class A (sub. vtg.)	1,156	278
Keurig Dr. Pepper, Inc.	2,857,993	104,631
Monster Beverage Corp. (a)	1,784,577	84,107
PepsiCo, Inc.	617,202	106,702
The Coca-Cola Co.	4,562,829	330,668
		629,090
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	344,618	307,530
Dollar Tree, Inc. (a)	57,276	4,839
Kroger Co.	595,998	31,713
Maplebear, Inc. (NASDAQ)	140,064	5,027
Target Corp.	530,839	81,547
Walmart, Inc.	1,019,456	78,733
		509,389
Food Products - 0.1%
Bowery Farming, Inc. (a)(c)	201,831	4
Bowery Farming, Inc. warrants (a)(b)(c)	70,915	1
Bunge Global SA	253,912	25,742
Mondelez International, Inc.	234,993	16,875
The Hershey Co.	38,605	7,453
The Real Good Food Co. LLC:
Class B (a)(c)	616,906	0
Class B unit (a)(f)	616,906	290
The Real Good Food Co., Inc. Class A (a)	450,888	212
WK Kellogg Co. (d)	242,627	4,166
		54,743
Household Products - 0.2%
Church & Dwight Co., Inc.	161,175	16,421
Colgate-Palmolive Co.	167,310	17,819
Procter & Gamble Co.	563,943	96,739
The Clorox Co.	55,797	8,833
		139,812
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	122,454	18,342
Kenvue, Inc.	298,103	6,543
Oddity Tech Ltd. (a)(d)	851,482	31,335
Oddity Tech Ltd. (f)	158,671	5,839
The Beauty Health Co. (a)(b)(g)	2,884,717	5,164
The Beauty Health Co. Class A, (a)(d)(g)	3,857,096	6,904
		74,127
Tobacco - 0.5%
JUUL Labs, Inc. Class A (a)(b)(c)(h)	7,791,472	7,908
Philip Morris International, Inc.	2,908,098	358,539
		366,447
TOTAL CONSUMER STAPLES		1,773,608
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	306,484	10,779
Halliburton Co.	516,550	16,060
		26,839
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp.	304,829	12,449
EOG Resources, Inc.	33,066	4,260
EQT Corp.	360,123	12,068
Range Resources Corp.	1,928,402	57,621
Reliance Industries Ltd.	1,744,138	62,814
Valero Energy Corp.	171,451	25,157
		174,369
TOTAL ENERGY		201,208
FINANCIALS - 3.7%
Banks - 0.6%
Bank of America Corp.	3,041,036	123,922
HDFC Bank Ltd. sponsored ADR	1,119,762	68,429
JPMorgan Chase & Co.	424,914	95,521
Wells Fargo & Co.	1,171,953	68,524
		356,396
Capital Markets - 0.7%
3i Group PLC	679,016	28,522
BlackRock, Inc.	114,102	102,898
Coinbase Global, Inc. Class A (a)	865,184	158,640
Goldman Sachs Group, Inc.	180,652	92,178
Robinhood Markets, Inc. (a)	2,928,359	58,919
		441,157
Consumer Finance - 0.1%
American Express Co.	230,324	59,573
Financial Services - 2.3%
Ant International Co. Ltd. Class C (a)(b)(c)	1,755,314	3,072
Apollo Global Management, Inc.	283,907	32,857
Block, Inc. Class A (a)	873,843	57,744
Circle Internet Financial Ltd. Class E (c)	604,608	17,546
Jio Financial Services Ltd. (a)	2,337,738	8,971
MasterCard, Inc. Class A	1,152,079	556,846
PayPal Holdings, Inc. (a)	820,151	59,404
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	87,212	140
Toast, Inc. (a)	2,473,415	61,489
Visa, Inc. Class A	2,492,564	688,870
		1,486,939
Insurance - 0.0%
Progressive Corp.	110,560	27,883
TOTAL FINANCIALS		2,371,948
HEALTH CARE - 13.1%
Biotechnology - 7.3%
4D Pharma PLC (a)(c)(d)	2,425,264	0
AbbVie, Inc.	369,009	72,440
Absci Corp. (a)(d)	4,128,095	18,164
ACADIA Pharmaceuticals, Inc. (a)	286,103	4,744
Akouos, Inc. (CVR) (a)(c)	1,254,446	226
Alector, Inc. (a)	3,624,849	19,139
Allogene Therapeutics, Inc. (a)	2,410,305	6,339
Alnylam Pharmaceuticals, Inc. (a)	1,377,420	361,834
Amgen, Inc.	382,835	127,802
Annexon, Inc. (a)(d)	1,785,213	10,176
Apellis Pharmaceuticals, Inc. (a)	434,795	16,914
Apogee Therapeutics, Inc. (a)(d)	1,432,907	73,322
Arcellx, Inc. (a)	560,046	38,498
Argenx SE ADR (a)	620,969	321,240
Arrowhead Pharmaceuticals, Inc. (a)	879,947	20,969
Ascendis Pharma A/S sponsored ADR (a)	55,766	7,721
aTyr Pharma, Inc. (a)	2,894,099	5,412
Avidity Biosciences, Inc. (a)	3,530,800	155,355
Beam Therapeutics, Inc. (a)(d)	782,929	20,889
BeiGene Ltd. ADR (a)	469,174	89,978
Biomea Fusion, Inc. (a)(d)	1,627,886	11,932
BioNTech SE ADR (a)	42,626	3,760
BioXcel Therapeutics, Inc. (a)(d)	353,642	217
Boundless Bio, Inc.	519,175	1,879
Boundless Bio, Inc.	292,374	1,058
Cargo Therapeutics, Inc.	419,290	7,908
Caris Life Sciences, Inc. (a)(b)(c)	926,826	2,947
Cartesian Therapeutics, Inc. (b)	341,346	4,765
Century Therapeutics, Inc. (a)(d)	747,753	1,316
Cibus, Inc. (a)(d)	1,070,817	7,249
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	380,700	0
CRISPR Therapeutics AG (a)(d)	690,086	32,931
Cyclerion Therapeutics, Inc. (a)	20,608	56
Cyclerion Therapeutics, Inc. (a)(b)	27,184	74
Day One Biopharmaceuticals, Inc. (a)(d)	655,892	9,078
Denali Therapeutics, Inc. (a)	988,146	24,150
Deverra Therapeutics, Inc. (a)(c)	59,780	0
Dianthus Therapeutics, Inc. (a)(d)	892,924	25,743
Disc Medicine, Inc. rights (a)(c)	128,509	0
Dyne Therapeutics, Inc. (a)	1,330,548	61,325
Entrada Therapeutics, Inc. (a)	358,561	6,347
Foghorn Therapeutics, Inc. (a)	1,906,597	15,787
Generation Bio Co. (a)	1,822,075	4,810
Geron Corp. (a)(d)	2,660,062	12,635
Ideaya Biosciences, Inc. (a)	3,955,132	156,228
Idorsia Ltd. (a)(d)	1,486,634	3,746
Immunocore Holdings PLC ADR (a)	848,267	30,436
Immunome, Inc. (a)(d)	1,260,564	19,135
Immunovant, Inc. (a)	3,284,178	101,481
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(c)	156,370	0
Invivyd, Inc. (a)	2,389,054	2,031
Ionis Pharmaceuticals, Inc. (a)	7,049,037	336,098
Janux Therapeutics, Inc. (a)	1,234,347	57,990
Korro Bio, Inc. (a)(b)	58,740	2,803
Korro Bio, Inc. (a)(d)	137,957	6,583
Krystal Biotech, Inc. (a)	680,467	132,773
Kymera Therapeutics, Inc. (a)	1,653,743	79,975
Legend Biotech Corp. ADR (a)	1,768,747	101,791
Lexicon Pharmaceuticals, Inc. (a)(d)	14,641,065	25,329
Lyell Immunopharma, Inc. (a)(d)	494,638	717
Moderna, Inc. (a)	4,059,407	314,198
Monte Rosa Therapeutics, Inc. (a)	568,586	3,508
Moonlake Immunotherapeutics Class A (a)	310,993	14,551
Nuvalent, Inc. Class A (a)	1,690,834	143,941
Omega Therapeutics, Inc. (a)(d)	2,016,679	2,965
ORIC Pharmaceuticals, Inc. (a)(d)	745,519	7,731
Poseida Therapeutics, Inc. (a)	3,491,418	9,985
Prothena Corp. PLC (a)	2,359,977	52,557
RAPT Therapeutics, Inc. (a)	1,519,354	3,122
Recursion Pharmaceuticals, Inc. Class A (a)(d)	1,429,436	10,406
Regeneron Pharmaceuticals, Inc. (a)	279,017	330,549
Revolution Medicines, Inc. (a)	1,032,506	44,016
Roivant Sciences Ltd. (a)	15,562,343	190,327
Sage Therapeutics, Inc. (a)	1,604,474	13,526
Sana Biotechnology, Inc. (a)(d)	8,706,564	52,675
Sarepta Therapeutics, Inc. (a)	122,164	16,587
Scholar Rock Holding Corp. (a)	2,718,968	25,286
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	167,100	540
Seres Therapeutics, Inc. (a)(d)	6,904,967	5,528
Shattuck Labs, Inc. (a)	1,283,724	4,609
Sigilon Therapeutics, Inc. rights (a)(c)	28,234	224
SpringWorks Therapeutics, Inc. (a)	3,559,382	148,462
Spyre Therapeutics, Inc. (a)	1,049,980	30,187
Summit Therapeutics, Inc. (a)(d)	541,986	7,035
Tango Therapeutics, Inc. (b)	543,718	6,432
Tango Therapeutics, Inc. (a)	991,992	11,735
Taysha Gene Therapies, Inc. (a)(d)	4,332,955	9,706
Tectonic Therapeutic, Inc. (b)	230,656	4,429
Tourmaline Bio, Inc. (d)	83,276	1,403
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	1,883,637	8
Vaxcyte, Inc. (a)	979,245	79,084
Vera Therapeutics, Inc. (a)	906,008	34,265
Vertex Pharmaceuticals, Inc. (a)	275,388	136,562
Verve Therapeutics, Inc. (a)(d)	401,831	2,692
Viking Therapeutics, Inc. (a)(d)	3,792,318	243,163
Vor Biopharma, Inc. (a)	1,440,598	1,259
Zai Lab Ltd. ADR (a)(d)	571	11
Zealand Pharma A/S (a)	966,683	126,993
Zentalis Pharmaceuticals, Inc. (a)	895,769	3,108
		4,757,610
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	113,474	12,853
Blink Health LLC Series A1 (a)(b)(c)	250,304	10,513
Boston Scientific Corp. (a)	109,772	8,978
DexCom, Inc. (a)	409,431	28,390
GE Healthcare Technologies, Inc.	201,466	17,088
Inspire Medical Systems, Inc. (a)	29,036	5,221
Intuitive Surgical, Inc. (a)	741,186	365,130
Medical Microinstruments, Inc. warrants 2/16/31 (a)(b)(c)	11,774	143
Novocure Ltd. (a)	5,309,969	103,226
Outset Medical, Inc. (a)	827,179	438
Presbia PLC (a)(c)(g)	1,099,338	0
PROCEPT BioRobotics Corp. (a)	1,256,155	99,236
		651,216
Health Care Providers & Services - 0.3%
Alignment Healthcare, Inc. (a)	1,498,406	13,501
Guardant Health, Inc. (a)(d)	312,061	7,983
Humana, Inc.	52,077	18,460
McKesson Corp.	68,617	38,500
RadNet, Inc. (a)	238,929	15,839
The Oncology Institute, Inc. (a)(b)	1,815,080	666
UnitedHealth Group, Inc.	133,251	78,645
		173,594
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	463	36
DNA Script (a)(b)(c)	1,769	137
PrognomiQ, Inc. (a)(c)	183,418	46
		219
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc.:
Class A (a)	220,291	5,144
Class B (a)(f)	1,920,040	44,833
Danaher Corp.	171,294	46,131
Thermo Fisher Scientific, Inc.	149,226	91,784
		187,892
Pharmaceuticals - 4.2%
Adimab LLC (b)(c)(e)	3,162,765	58,606
Adimab LLC (a)(b)(c)(e)	3,162,765	16,668
Agomab Therapeutics SA warrants 10/10/33 (a)(b)(c)	10	0
Alto Neuroscience, Inc.	442,907	5,674
Arvinas Holding Co. LLC (a)(d)	170,706	4,466
Atea Pharmaceuticals, Inc. (a)	916,118	3,527
Bristol-Myers Squibb Co.	328,394	16,403
Dragonfly Therapeutics, Inc. (a)(b)(c)	481,725	17,491
Eli Lilly & Co.	1,862,564	1,788,099
Fulcrum Therapeutics, Inc. (a)	501,832	4,291
GH Research PLC (a)	799,898	8,399
Harmony Biosciences Holdings, Inc. (a)(d)	1,726,512	62,120
Intra-Cellular Therapies, Inc. (a)	2,923,546	214,237
Merck & Co., Inc.	302,935	35,883
Neumora Therapeutics, Inc.	535,360	6,157
Novo Nordisk A/S Series B sponsored ADR	1,526,280	212,397
Nuvation Bio, Inc. Class A (a)	9,110,747	29,337
OptiNose, Inc. (a)	5,596,186	5,820
OptiNose, Inc. warrants 11/23/2027 (a)	694,735	95
Pfizer, Inc.	82,408	2,391
Pharvaris BV (a)	960,318	17,286
Pliant Therapeutics, Inc. (a)(d)	1,326,907	17,635
Rapport Therapeutics, Inc.	1,026,219	22,320
Rapport Therapeutics, Inc.	516,185	11,227
Sienna Biopharmaceuticals, Inc. (a)(c)	1,374,847	0
Skyhawk Therapeutics, Inc. (a)(b)(c)	603,195	8,222
Structure Therapeutics, Inc. ADR (a)	930,893	35,495
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	85,700	1,617
UCB SA	813,566	147,218
		2,753,081
TOTAL HEALTH CARE		8,523,612
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)	55,717	11,353
General Electric Co.	234,231	40,901
Lockheed Martin Corp.	129,216	73,408
Space Exploration Technologies Corp. (a)(b)(c)	3,255,537	364,620
The Boeing Co. (a)	394,298	68,505
		558,787
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	2,269,100	11,349
United Parcel Service, Inc. Class B	92,366	11,874
		23,223
Building Products - 0.1%
Builders FirstSource, Inc. (a)	416,598	72,488
The AZEK Co., Inc. Class A, (a)	287,250	12,245
		84,733
Commercial Services & Supplies - 0.0%
Veralto Corp.	25,085	2,820
Construction & Engineering - 0.2%
Fluor Corp. (a)	1,380,500	69,122
Quanta Services, Inc.	183,020	50,354
		119,476
Electrical Equipment - 0.6%
Eaton Corp. PLC	644,967	197,960
Emerson Electric Co.	547,915	57,745
Fluence Energy, Inc. Class A (a)(d)	94,078	1,728
GE Vernova LLC	241,611	48,564
Generac Holdings, Inc. (a)	412,189	64,520
Nextracker, Inc. Class A (a)	167,285	6,803
Vertiv Holdings Co.	250,864	20,829
		398,149
Ground Transportation - 1.1%
Avis Budget Group, Inc. (d)	1,025,308	84,065
Bird Global, Inc.:
Stage 1 rights (a)(c)	5,332	0
Stage 2 rights (a)(c)	5,332	0
Stage 3 rights (a)(c)	5,332	0
Lyft, Inc. (a)	3,033,639	35,403
Old Dominion Freight Lines, Inc.	102,565	19,775
Uber Technologies, Inc. (a)	6,040,512	441,743
Union Pacific Corp.	488,346	125,061
		706,047
Industrial Conglomerates - 0.1%
3M Co.	69,600	9,374
Honeywell International, Inc.	91,087	18,938
		28,312
Machinery - 0.4%
Caterpillar, Inc.	402,787	143,432
Deere & Co.	1,108	427
FANUC Corp.	885,400	26,136
Illinois Tool Works, Inc.	136,773	34,628
Ingersoll Rand, Inc.	182,593	16,698
Mitsubishi Heavy Industries Ltd.	4,832,400	64,211
		285,532
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	835,949	35,519
Ryanair Holdings PLC sponsored ADR	22,512	2,509
Southwest Airlines Co.	1,409,586	40,765
United Airlines Holdings, Inc. (a)	818,658	36,054
Wheels Up Experience, Inc.:
Stage 1 rights (a)(c)	80,889	0
Stage 2 rights (a)(c)	80,889	0
Stage 3 rights (a)(c)	80,890	0
Wizz Air Holdings PLC (a)(d)(f)	1,096,029	19,202
		134,049
Professional Services - 0.0%
Paylocity Holding Corp. (a)	75,121	12,125
TOTAL INDUSTRIALS		2,353,253
INFORMATION TECHNOLOGY - 47.7%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	661,141	233,634
Ciena Corp. (a)	2,850,590	164,337
Nokia Corp. sponsored ADR (d)	4,705,600	20,987
		418,958
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. (a)	157,964	12,313
TE Connectivity Ltd.	11,950	1,836
Zebra Technologies Corp. Class A (a)	80,000	27,630
		41,779
IT Services - 1.0%
Accenture PLC Class A	106,333	36,361
Akamai Technologies, Inc. (a)	313,826	31,960
Cloudflare, Inc. Class A (a)	3,134,131	257,438
IBM Corp.	479,423	96,906
Kyndryl Holdings, Inc. (a)	869,697	20,603
MongoDB, Inc. Class A (a)	59,481	17,296
Okta, Inc. Class A (a)	490,144	38,589
Shopify, Inc. Class A (a)	2,021,909	149,747
Snowflake, Inc. Class A (a)	140,227	16,018
X Holdings Corp. Class A (a)(b)(c)	90,280	1,922
		666,840
Semiconductors & Semiconductor Equipment - 20.3%
Advanced Micro Devices, Inc. (a)	2,280,243	338,753
Allegro MicroSystems LLC (a)	553,098	13,567
Applied Materials, Inc.	1,368,902	270,030
Arm Holdings Ltd. ADR (d)	270,712	35,972
ASML Holding NV (depository receipt)	38,622	34,909
Astera Labs, Inc.	2,244,060	96,629
Broadcom, Inc.	2,497,620	406,662
Cirrus Logic, Inc. (a)	1,055,311	153,748
Enphase Energy, Inc. (a)	92,143	11,153
First Solar, Inc. (a)	574,383	130,597
GlobalFoundries, Inc. (a)	470,746	21,974
Impinj, Inc. (a)	485,207	81,563
KLA Corp.	171,153	140,248
Lam Research Corp.	57,228	46,985
Lattice Semiconductor Corp. (a)	207,670	9,835
Marvell Technology, Inc.	3,674,814	280,168
Micron Technology, Inc.	268,575	25,848
Monolithic Power Systems, Inc.	114,722	107,228
NVIDIA Corp.	85,946,200	10,259,386
ON Semiconductor Corp. (a)	1,191,862	92,810
Qualcomm, Inc.	560,995	98,342
Semtech Corp. (a)	119,900	5,254
Silicon Laboratories, Inc. (a)	1,569,591	185,792
SiTime Corp. (a)	681,986	98,656
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	693,180	119,019
Teradyne, Inc.	378,371	51,735
Texas Instruments, Inc.	415,807	89,124
Wolfspeed, Inc. (a)(d)	360,805	3,518
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	60,209	125
		13,209,630
Software - 13.8%
Adobe, Inc. (a)	789,711	453,618
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	1,007,060	1,309
Atlassian Corp. PLC Class A, (a)	23,193	3,841
Autodesk, Inc. (a)	375,927	97,140
Bill Holdings, Inc. (a)	89,460	4,881
Canva, Inc. Class A (b)(c)	4,574	4,932
Clear Secure, Inc.	2,315	70
Confluent, Inc. Class A (a)	2,551,619	54,145
CoreWeave, Inc. Class A (c)	102,051	77,587
Crowdstrike Holdings, Inc. Class A (a)	534,868	148,308
Datadog, Inc. Class A (a)	312,158	36,291
DocuSign, Inc. (a)	221,344	13,106
Elastic NV (a)	198,727	15,141
Figma, Inc. Class A (b)(c)	338,578	7,852
Freshworks, Inc. Class A (a)	360,201	4,207
HubSpot, Inc. (a)	194,876	97,257
Intuit, Inc.	281,768	177,587
Microsoft Corp.	11,298,680	4,713,131
Monday.com Ltd. (a)	112,641	29,950
Nutanix, Inc. Class A (a)	13,052,523	824,789
Onestream, Inc.	84,000	2,604
Oracle Corp.	3,926,171	554,729
Palantir Technologies, Inc. Class A (a)	1,554,688	48,942
Palo Alto Networks, Inc. (a)	54,456	19,752
Pine Labs Private Ltd. (a)(b)(c)	4,120	1,470
PTC, Inc. (a)	22,233	3,982
RingCentral, Inc. Class A (a)	23,174	772
Rubrik, Inc. Class A (d)	151,388	5,271
Salesforce, Inc.	3,466,583	876,699
Samsara, Inc. Class A (a)	417,590	17,150
SentinelOne, Inc. Class A (a)	236,382	5,569
ServiceNow, Inc. (a)	503,385	430,394
Stripe, Inc. Class B (a)(b)(c)	205,500	5,653
Synopsys, Inc. (a)	31,514	16,374
Workday, Inc. Class A (a)	163,109	42,929
Zoom Video Communications, Inc. Class A (a)	1,571,147	108,535
Zscaler, Inc. (a)	358,971	71,787
		8,977,754
Technology Hardware, Storage & Peripherals - 11.9%
Apple, Inc.	30,023,001	6,875,267
Pure Storage, Inc. Class A (a)	15,564,644	798,311
Samsung Electronics Co. Ltd.	360,225	20,011
Seagate Technology Holdings PLC	240,709	23,963
Super Micro Computer, Inc. (a)	5,458	2,389
		7,719,941
TOTAL INFORMATION TECHNOLOGY		31,034,902
MATERIALS - 0.5%
Chemicals - 0.1%
Corteva, Inc.	1,005,859	57,636
Farmers Business Network, Inc. (a)(c)	158,470	344
Farmers Business Network, Inc. warrants 9/27/33 (a)(b)(c)	739,310	1,597
		59,577
Containers & Packaging - 0.1%
Ball Corp.	220,333	14,059
Smurfit Westrock PLC	617,900	29,301
		43,360
Metals & Mining - 0.3%
Barrick Gold Corp. (Canada)	1,456,463	29,407
Freeport-McMoRan, Inc.	4,141,086	183,367
		212,774
TOTAL MATERIALS		315,711
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	215,584	48,304
Equinix, Inc.	14,644	12,218
		60,522
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	296,800	34,174
TOTAL REAL ESTATE		94,696
TOTAL COMMON STOCKS (Cost $22,004,147)		63,700,128

Preferred Stocks - 1.9%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.9%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	403,450	89,449
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(b)(c)	17,893,728	669
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	154,174	32
Series C(a)(b)(c)	606,658	249
Series D(a)(b)(c)	1,071,300	653
Waymo LLC Series A2 (a)(b)(c)	44,767	2,867
		4,470
Broadline Retail - 0.1%
Meesho:
Series D2(b)(c)	164,478	9,165
Series E(b)(c)	27,397	1,527
Series E1(b)(c)	22,612	1,260
Series F(a)(b)(c)	334,784	18,979
		30,931
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	7,000	1,858
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(b)(c)	900,884	5,252
Series D(a)(b)(c)	502,404	3,125
Laronde, Inc. Series B (a)(b)(c)	344,496	9,181
		17,558
TOTAL CONSUMER DISCRETIONARY		54,817

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	125,688	3,526
Series H(a)(b)(c)	104,311	3,760
		7,286
Food Products - 0.0%
AgBiome LLC:
Series C(a)(b)(c)	1,060,308	0
Series D(a)(b)(c)	852,431	85
		85
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	22,033	22
TOTAL CONSUMER STAPLES		7,393

FINANCIALS - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)	372,100	4,796
Kartos Therapeutics, Inc. Series C (b)(c)	1,226,990	7,951
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(b)(c)	416,094	5,135
Series C(a)(b)(c)	559,977	6,989
Series D1(a)(b)(c)	754,242	9,443
Series D2(a)(b)(c)	138,091	1,646
Saluda Medical, Inc.:
Series D(a)(b)(c)	581,414	5,239
Series E(a)(b)(c)	799,565	5,621
Tenstorrent Holdings, Inc.:
Series C1(b)(c)	178,216	13,243
Series D1(b)(c)	100,300	7,914
Series D2(b)(c)	47,252	3,593
		71,570
HEALTH CARE - 0.6%
Biotechnology - 0.4%
Altos Labs, Inc.:
Series B(a)(b)(c)	485,428	12,145
Series C(b)(c)	108,056	2,704
Ankyra Therapeutics Series B (a)(b)(c)	1,356,730	6,309
Asimov, Inc. Series B (a)(b)(c)	82,174	3,475
Bright Peak Therapeutics, Inc.:
Series B(a)(b)(c)	1,272,915	2,062
Series C(b)(c)	2,299,209	2,621
Cardurion Pharmaceuticals, Inc. Series B (b)(c)	1,181,602	5,802
Caris Life Sciences, Inc. Series D (a)(b)(c)	1,235,035	3,927
Castle Creek Biosciences, Inc.:
Series B(a)(b)(c)	16,803	3,664
Series C(a)(b)(c)	13,100	3,355
Series D1(a)(b)(c)	19,720	4,522
Series D2(a)(b)(c)	6,341	1,302
Cellanome, Inc. Series B (b)(c)	1,040,007	7,779
City Therapeutics, Inc. Series A (b)(c)	800,961	9,507
Cleerly, Inc. Series C (a)(b)(c)	983,054	10,676
Deep Genomics, Inc. Series C (a)(b)(c)	682,293	7,874
Element Biosciences, Inc.:
Series B(a)(b)(c)	1,096,312	8,398
Series C(a)(b)(c)	480,109	5,147
Series D(b)(c)	224,866	1,765
Series D1(b)(c)	224,866	1,765
ElevateBio LLC Series C (a)(b)(c)	1,534,100	5,032
Fog Pharmaceuticals, Inc.:
Series D(a)(b)(c)	883,504	5,381
Series E(b)(c)	491,048	3,108
Generate Biomedicines:
Series B(a)(b)(c)	820,747	10,703
Series C(a)(b)(c)	265,648	3,464
Genesis Therapeutics, Inc. Series B (b)(c)	1,654,854	10,012
Inscripta, Inc.:
Series D(a)(b)(c)	1,690,173	4,023
Series E(a)(b)(c)	1,086,476	3,270
Intarcia Therapeutics, Inc. (a)(b)(c)	1,051,411	0
Intarcia Therapeutics, Inc. Series DD (a)(b)(c)	1,543,687	0
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	7,794,524	16,213
National Resilience, Inc.:
Series B(a)(b)(c)	1,277,345	43,609
Series C(a)(b)(c)	379,000	12,939
Odyssey Therapeutics, Inc.:
Series B(a)(b)(c)	1,298,749	8,754
Series C(b)(c)	990,319	5,991
Quell Therapeutics Ltd. Series B (a)(b)(c)	3,870,630	7,819
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	51,683	3,625
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	2,497,760	7,194
Series B1(a)(b)(c)	1,332,116	4,329
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	995,165	1,353
Treeline Biosciences:
Series A(a)(b)(c)	1,347,260	11,061
Series A1(a)(b)(c)	464,216	3,899
		276,578
Health Care Equipment & Supplies - 0.1%
Blink Health LLC:
Series C(a)(b)(c)	927,374	38,950
Series D(b)(c)	241,612	10,148
Insightec Ltd. Series G (b)(c)	6,623,267	5,961
Kardium, Inc. Series D6 (a)(b)(c)	5,899,008	4,188
Medical Microinstruments, Inc. Series C (b)(c)	212,985	7,071
		66,318
Health Care Providers & Services - 0.0%
Conformal Medical, Inc.:
Series C(a)(b)(c)	1,067,180	4,055
Series D(a)(b)(c)	82,803	370
Scorpion Therapeutics, Inc.:
Series B(a)(b)(c)	1,325,354	3,207
Series C1(b)(c)	1,204,826	2,916
		10,548
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(b)(c)	101,470	4,015
Series E1(a)(b)(c)	66,006	2,612
Candid Therapeutics Series B (b)(c)	3,627,103	4,353
DNA Script:
Series B(a)(b)(c)	22	2
Series C(a)(b)(c)	10,882	3,535
Omada Health, Inc. Series E (a)(b)(c)	2,558,060	9,772
Wugen, Inc. Series B (a)(b)(c)	493,529	2,053
		26,342
Pharmaceuticals - 0.0%
Agomab Therapeutics SA Series C (b)(c)	36,687	9,691
Galvanize Therapeutics Series B (a)(b)(c)	4,342,265	3,691
Mirador Therapeutics, Inc. Series A (b)(c)	2,678,245	8,035
		21,417
TOTAL HEALTH CARE		401,203

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Anduril Industries, Inc. Series F (b)(c)	287,246	6,244
Space Exploration Technologies Corp. Series G (a)(b)(c)	216,276	242,229
		248,473
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series G (b)(c)	180,063	7,554
Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	54,111	5,959
Series B, 6.00%(a)(b)(c)	71,156	8,917
		14,876
TOTAL INDUSTRIALS		270,903

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp. Series E (a)(b)(c)	4,067,736	2,441
Menlo Micro, Inc. Series C (a)(b)(c)	4,423,488	3,096
VAST Data Ltd.:
Series A(b)(c)	318,221	5,779
Series A1(b)(c)	783,248	14,224
Series A2(b)(c)	900,985	16,362
Series B(b)(c)	716,925	13,019
Series C(b)(c)	20,899	380
Series E(b)(c)	685,070	12,441
		67,742
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (a)(b)(c)	190,608	3,555
Retym, Inc. Series C (a)(b)(c)	666,292	5,763
Sima Technologies, Inc.:
Series B(a)(b)(c)	1,596,216	10,407
Series B1(a)(b)(c)	106,922	809
Xsight Labs Ltd.:
Series D(a)(b)(c)	787,863	4,396
Series D1(b)(c)	200,698	1,598
		26,528
Software - 0.3%
Anthropic PBC Series D (b)(c)	235,150	7,055
ASAPP, Inc. Series D (b)(c)	1,755,238	2,914
Bolt Technology OU Series E (a)(b)(c)	72,621	11,239
Canva, Inc.:
Series A(b)(c)	3,369	3,633
Series A2(b)(c)	611	659
CoreWeave, Inc. Series C (b)(c)	9,117	7,323
Databricks, Inc.:
Series G(a)(b)(c)	250,296	18,650
Series H(a)(b)(c)	273,171	20,354
Dataminr, Inc. Series D (a)(b)(c)	1,773,901	22,529
Evozyne, Inc.:
Series A(a)(b)(c)	444,700	8,045
Series B(b)(c)	247,942	4,483
Lyte AI, Inc. Series B (b)(c)	673,357	8,542
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	9,846	3,513
Series A(a)(b)(c)	2,460	878
Series B(a)(b)(c)	2,677	955
Series B2(a)(b)(c)	2,165	773
Series C(a)(b)(c)	4,028	1,437
Series C1(a)(b)(c)	848	303
Series D(a)(b)(c)	907	324
Skyryse, Inc. Series B (a)(b)(c)	568,445	12,097
Stripe, Inc. Series H (a)(b)(c)	88,200	2,426
xAI Corp. Series B (b)(c)	2,143,337	25,656
		163,788
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(a)(b)(c)	407,933	10,264
Series C2(b)(c)	64,075	1,876
		12,140
TOTAL INFORMATION TECHNOLOGY		270,198

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	28,363	62
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	1,704,625	47,048
TOTAL MATERIALS		47,110

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	80,057	2,856
Series D(a)(b)(c)	18,751	669
		3,525
TOTAL CONVERTIBLE PREFERRED STOCKS		1,216,168
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series A4 (a)(b)(c)	46,864	10,630
Pharmaceuticals - 0.0%
Faraday Pharmaceuticals, Inc. Series B (a)(b)(c)	641,437	770
TOTAL HEALTH CARE		11,400

TOTAL PREFERRED STOCKS (Cost $1,140,084)		1,227,568

Convertible Bonds - 0.1%
	Principal Amount (i) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	3,596	5,703
4% 6/12/27 (b)(c)	743	1,178
6.5% 10/29/26 (b)(c)(j)	8,363	8,790
		15,671
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Wugen, Inc. 10% 6/14/25 (b)(c)	2,085	2,154
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (b)(c)	2,719	2,874
TOTAL HEALTH CARE		5,028
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Evozyne, Inc. 6% 9/13/28 pay-in-kind (b)(c)	4,033	4,525
Skyryse, Inc. 0% 2/5/27 (b)(c)	1,094	1,099
		5,624
MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. 15% 9/28/25 (b)(c)	739	980
TOTAL CONVERTIBLE BONDS (Cost $23,372)		27,303

Preferred Securities - 0.0%
	Principal Amount (i) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	986	1,292
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(k)	13,682	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc.:
0% (b)(c)(l)	8,368	5,849
10% 12/31/26 (b)(c)	6,697	6,746
		12,595
TOTAL HEALTH CARE		12,595
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(l)	212	213
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (b)(c)	1,584	1,597
TOTAL INFORMATION TECHNOLOGY		1,810
TOTAL PREFERRED SECURITIES (Cost $31,529)		15,697

Money Market Funds - 1.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (m)	131,601,293	131,628
Fidelity Securities Lending Cash Central Fund 5.39% (m)(n)	582,634,562	582,693
TOTAL MONEY MARKET FUNDS (Cost $714,317)		714,321

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $23,913,449)	65,685,017
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(638,415)
NET ASSETS - 100.0%	65,046,602

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,942,113,000 or 3.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,164,000 or 0.1% of net assets.

(g)	Affiliated company
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Amount is stated in United States dollars unless otherwise noted.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Non-income producing - Security is in default.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Adimab LLC	9/17/14 - 6/05/15	36,221

Adimab LLC	9/17/14 - 6/05/15	12,138

AgBiome LLC Series C	6/29/18	6,716

AgBiome LLC Series D	9/03/21	5,053

Agomab Therapeutics SA warrants 10/10/33	10/03/23	0

Agomab Therapeutics SA Series C	10/03/23	8,010

Akeana Series C	1/23/24	4,748

Aledade, Inc. Series B1	5/07/21	3,885

Aledade, Inc. Series E1	5/20/22	3,288

Alif Semiconductor Series C	3/08/22	3,869

Altos Labs, Inc. Series B	7/22/22	9,295

Altos Labs, Inc. Series C	3/15/24	2,704

Anduril Industries, Inc. Series F	8/07/24	6,244

Ankyra Therapeutics Series B	8/26/21	7,641

Ant International Co. Ltd. Class C	5/16/18	6,690

Anthropic PBC Series D	5/31/24	7,056

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	6,778

Asimov, Inc. Series B	10/29/21	7,616

Beta Technologies, Inc. Series A	4/09/21	3,965

Beta Technologies, Inc. Series B, 6.00%	4/04/22	7,341

Blink Health LLC Series A1	12/30/20 - 6/17/24	7,281

Blink Health LLC Series C	11/07/19 - 7/14/21	35,402

Blink Health LLC Series D	6/17/24 - 6/25/24	10,147

Bolt Technology OU Series E	1/03/22	18,867

Bowery Farming, Inc. warrants	10/25/23	0

Bright Peak Therapeutics, Inc. Series B	5/14/21	4,972

Bright Peak Therapeutics, Inc. Series C	5/07/24	2,606

ByteDance Ltd. Series E1	11/18/20	44,208

Candid Therapeutics Series B	8/27/24	4,353

Canva, Inc. Class A	3/18/24	4,879

Canva, Inc. Series A	9/22/23	3,594

Canva, Inc. Series A2	9/22/23	652

Cardurion Pharmaceuticals, Inc. Series B	7/10/24	5,787

Caris Life Sciences, Inc.	10/06/22	5,190

Caris Life Sciences, Inc. Series D	5/11/21	10,004

Cartesian Therapeutics, Inc.	7/02/24	6,827

Castle Creek Biosciences, Inc. Series A4	9/29/16	15,506

Castle Creek Biosciences, Inc. Series B	10/09/18	6,920

Castle Creek Biosciences, Inc. Series C	12/09/19	5,395

Castle Creek Biosciences, Inc. Series D1	4/19/22	4,240

Castle Creek Biosciences, Inc. Series D2	6/28/21	1,087

Cellanome, Inc. Series B	1/08/24	7,790

City Therapeutics, Inc. Series A	4/17/24	8,033

Cleerly, Inc. Series C	7/08/22	11,581

Conformal Medical, Inc. Series C	7/24/20	3,913

Conformal Medical, Inc. Series D	5/26/23	421

CoreWeave, Inc. Series C	5/17/24	7,103

Cyclerion Therapeutics, Inc.	4/02/19	8,052

Databricks, Inc. Series G	2/01/21	14,798

Databricks, Inc. Series H	8/31/21	20,074

Dataminr, Inc. Series D	2/18/15 - 3/06/15	22,617

Deep Genomics, Inc. Series C	7/21/21	9,894

Diamond Foundry, Inc. Series C	3/15/21	40,911

Discord, Inc. Series I	9/15/21	3,854

DNA Script	12/17/21	1,788

DNA Script Series B	12/17/21	18

DNA Script Series C	10/01/21	9,466

Dragonfly Therapeutics, Inc.	12/19/19	12,746

Element Biosciences, Inc. Series B	12/13/19	5,745

Element Biosciences, Inc. Series C	6/21/21	9,869

Element Biosciences, Inc. Series D	6/28/24	1,764

Element Biosciences, Inc. Series D1	6/28/24	1,764

ElevateBio LLC Series C	3/09/21	6,436

Enevate Corp. Series E	1/29/21	4,510

Enevate Corp. 6%	11/02/23	212

Epic Games, Inc.	7/13/20 - 7/30/20	29,786

Evozyne, Inc. Series A	4/09/21	9,992

Evozyne, Inc. Series B	9/14/23	3,841

Evozyne, Inc. 6% 9/13/28 pay-in-kind	9/14/23 - 6/30/24	4,034

Fanatics, Inc. Class A	8/13/20 - 10/24/22	21,636

Faraday Pharmaceuticals, Inc. Series B	12/30/19	843

Farmers Business Network, Inc. warrants 9/27/33	9/29/23	0

Farmers Business Network, Inc. Series G	9/15/21	1,763

Farmers Business Network, Inc. 15% 9/28/25	9/29/23	739

Figma, Inc. Class A	5/15/24	7,853

Fog Pharmaceuticals, Inc. Series D	11/17/22	9,509

Fog Pharmaceuticals, Inc. Series E	2/29/24	3,058

Freenome, Inc. Series C	8/14/20	5,958

Freenome, Inc. Series D	11/22/21	3,789

Galvanize Therapeutics Series B	3/29/22	7,518

Galvanize Therapeutics 6% 2/28/27	2/28/24	2,719

Generate Biomedicines Series B	11/02/21	9,726

Generate Biomedicines Series C	6/05/23	3,148

Genesis Therapeutics, Inc. Series B	8/10/23	8,452

GoBrands, Inc. Series G	3/02/21	31,386

GoBrands, Inc. Series H	7/22/21	40,524

Inscripta, Inc. Series D	11/13/20	7,724

Inscripta, Inc. Series E	3/30/21	9,594

Insightec Ltd. Series G	6/17/24	5,880

Intarcia Therapeutics, Inc.	11/14/12	14,331

Intarcia Therapeutics, Inc. Series DD	3/17/14	50,000

Intarcia Therapeutics, Inc. 6%	2/26/19	13,682

JUUL Labs, Inc. Class A	7/06/18 - 2/23/24	9,162

JUUL Labs, Inc. Series E	7/06/18	650

Kardium, Inc. Series D6	12/30/20	5,992

Kardium, Inc. 0%	12/30/20	8,368

Kardium, Inc. 10% 12/31/26	5/31/24	6,697

Kartos Therapeutics, Inc. Series C	8/22/23	6,936

Korro Bio, Inc.	7/14/23	3,315

Laronde, Inc. Series B	8/13/21	9,646

LifeMine Therapeutics, Inc. Series C	2/15/22	15,874

Lightmatter, Inc. Series C	5/19/23	6,713

Lightmatter, Inc. Series C2	12/18/23	1,666

Lyte AI, Inc. Series B	8/13/24	8,542

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	7,100

Meesho Series D2	7/15/24	9,211

Meesho Series E	7/15/24	1,534

Meesho Series E1	4/18/24	1,266

Meesho Series F	9/21/21 - 7/15/24	25,143

Menlo Micro, Inc. Series C	2/09/22	5,863

Mirador Therapeutics, Inc. Series A	3/19/24	8,035

National Resilience, Inc. Series B	12/01/20	17,449

National Resilience, Inc. Series C	6/28/21	16,831

Neutron Holdings, Inc.	2/04/21	15

Neutron Holdings, Inc. Series 1D	1/25/19	4,339

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	3,596

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	743

Neutron Holdings, Inc. 6.5% 10/29/26	10/29/21 - 4/29/24	8,363

Odyssey Therapeutics, Inc. Series B	9/30/22	8,203

Odyssey Therapeutics, Inc. Series C	10/25/23	4,952

Omada Health, Inc. Series E	12/22/21	15,336

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	4,240

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	5,992

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	8,168

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	1,190

Pine Labs Private Ltd.	6/30/21	1,536

Pine Labs Private Ltd. Series 1	6/30/21	3,671

Pine Labs Private Ltd. Series A	6/30/21	917

Pine Labs Private Ltd. Series B	6/30/21	998

Pine Labs Private Ltd. Series B2	6/30/21	807

Pine Labs Private Ltd. Series C	6/30/21	1,502

Pine Labs Private Ltd. Series C1	6/30/21	316

Pine Labs Private Ltd. Series D	6/30/21	338

Quell Therapeutics Ltd. Series B	11/24/21	7,315

Rad Power Bikes, Inc.	1/21/21	5,705

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	744

Rad Power Bikes, Inc. Series C	1/21/21	2,926

Rad Power Bikes, Inc. Series D	9/17/21	10,267

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	986

Redwood Materials Series C	5/28/21	3,795

Redwood Materials Series D	6/02/23	895

Retym, Inc. Series C	5/17/23 - 6/20/23	5,185

SalioGen Therapeutics, Inc. Series B	12/10/21	5,471

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	7,416

Saluda Medical, Inc. Series E	4/06/23	6,456

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	3,207

Scorpion Therapeutics, Inc. Series C1	7/01/24	2,915

Sima Technologies, Inc. Series B	5/10/21	8,184

Sima Technologies, Inc. Series B1	4/25/22	758

Sima Technologies, Inc. 10% 12/31/27	4/08/24 - 7/05/24	1,585

Skyhawk Therapeutics, Inc.	5/21/21	9,904

Skyryse, Inc. Series B	10/21/21	14,029

Skyryse, Inc. 0% 2/5/27	8/13/24	1,094

Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,936

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,949

Space Exploration Technologies Corp.	10/16/15	28,974

Space Exploration Technologies Corp. Series G	1/20/15	16,753

Stripe, Inc. Class B	5/18/21	8,246

Stripe, Inc. Series H	3/15/21	3,539

T-Knife Therapeutics, Inc. Series B	6/30/21	5,741

Tango Therapeutics, Inc.	8/09/23	2,800

Tectonic Therapeutic, Inc.	1/30/24	5,351

Tenstorrent Holdings, Inc. Series C1	4/23/21	10,596

Tenstorrent Holdings, Inc. Series D1	7/16/24	7,906

Tenstorrent Holdings, Inc. Series D2	7/17/24	3,590

The Beauty Health Co.	12/08/20	28,847

The Oncology Institute, Inc.	6/28/21	18,151

Tory Burch LLC Class B	12/31/12 - 5/14/15	83,163

Treeline Biosciences Series A	7/30/21 - 10/27/22	10,545

Treeline Biosciences Series A1	10/27/22	3,997

VAST Data Ltd. Series A	11/28/23	3,500

VAST Data Ltd. Series A1	11/28/23	8,616

VAST Data Ltd. Series A2	11/28/23	9,911

VAST Data Ltd. Series B	11/28/23	7,886

VAST Data Ltd. Series C	11/28/23	230

VAST Data Ltd. Series E	11/28/23	15,072

Waymo LLC Series A2	5/08/20	3,844

Wugen, Inc. Series B	7/09/21	3,827

Wugen, Inc. 10% 6/14/25	6/14/24	2,085

X Holdings Corp. Class A	10/27/21	8,414

xAI Corp. Series B	5/13/24	25,656

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	6,300

Xsight Labs Ltd. Series D1	1/11/24	1,605

Zipline International, Inc. Series G	6/07/24	7,553

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	735	2,500,977	2,370,083	3,752	(1)	-	131,628	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	682,440	1,782,030	1,881,777	3,893	-	-	582,693	2.5%
Total	683,175	4,283,007	4,251,860	7,645	(1)	-	714,321

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Nutanix, Inc. Class A	525,353	65,575	21,070	-	12,401	242,529	-
Presbia PLC	-	-	-	-	-	-	-
The Beauty Health Co.	7,385	-	-	-	-	(2,221)	5,164
The Beauty Health Co. Class A,	5,008	7,251	1,929	-	(8,822)	5,396	6,904
Total	537,746	72,826	22,999	-	3,579	245,704	12,068

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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